Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	FUSEMACHINES INC.
Entity Central Index Key	0002033383
Entity Primary SIC Number	7373
Entity Tax Identification Number	98-1602789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 West 41st Street
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(347)
Local Phone Number	212-5075
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	200 West 41st Street
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(347)
Local Phone Number	212-5075
Contact Personnel Name	Sameer Maskey